SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair Value of Financial Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Liabilities, Fair Value Disclosure [Abstract]
Warrant liability	$ 18,223	$ 6,265
Contingent consideration	12,179,476
Derivative liability	2,294,720
Total	14,492,419
Warrant Liability
Outstanding as of December 31, 2020	6,265
Change in fair value	11,958	(2,353)
Outstanding as of September 30, 2021	18,223	6,265
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance as of December 31, 2020	0
Initial recognition in connection with acquisition of Harper & Jones	3,421,516
Stock price guarantee per consulting agreement	67,000
Conversion into shares	(73,500)
Change in fair value	8,764,460
Outstanding as of December 31, 2021	12,179,476	0
Level 2
Liabilities, Fair Value Disclosure [Abstract]
Warrant liability	18,223
Total	18,223
Level 3
Liabilities, Fair Value Disclosure [Abstract]
Warrant liability		$ 6,265
Contingent consideration	12,179,476
Derivative liability	2,294,720
Total	$ 14,474,196